Fair Value Disclosures (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial Assets
Transfers from level 1 to level 2 financial assets	$ 0
Transfers from level 2 to level 1 financial assets	0
Total
Financial Liabilities
Liabilities related to separate accounts	292,889	308,290
Level 1
Financial Liabilities
Liabilities related to separate accounts	42,229	42,534
Level 2
Financial Liabilities
Liabilities related to separate accounts	0	0
Level 3
Financial Liabilities
Liabilities related to separate accounts	250,660	265,756
Recurring basis | Total
Financial Assets
Total financial assets	4,517,395	4,626,035
Financial Liabilities
Liabilities related to separate accounts	1,714,839	1,509,404
Recurring basis | Total | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	22,831	23,027
Recurring basis | Total | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	48,544	53,435
Recurring basis | Total | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	24,453	28,885
Recurring basis | Total | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	851	983
Recurring basis | Total | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	5,537	7,022
Recurring basis | Total | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	77,742	87,214
Recurring basis | Total | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	2,412,526	2,744,841
Recurring basis | Total | Equity securities | Common stocks
Financial Assets
Total financial assets	418	297
Recurring basis | Total | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	99,848	90,796
Recurring basis | Total | Short-term investments
Financial Assets
Total financial assets	64,457	41,480
Recurring basis | Total | Collateral held/pledged under securities agreements
Financial Assets
Total financial assets	32,832	33,540
Recurring basis | Total | Cash equivalents
Financial Assets
Total financial assets	10,501	1
Recurring basis | Total | Other assets
Financial Assets
Total financial assets	2,016	5,110
Recurring basis | Total | Assets held in separate accounts
Financial Assets
Total financial assets	1,714,839	1,509,404
Recurring basis | Level 1
Financial Assets
Total financial assets	1,765,083	1,509,893
Financial Liabilities
Liabilities related to separate accounts	1,660,079	1,437,165
Recurring basis | Level 1 | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Equity securities | Common stocks
Financial Assets
Total financial assets	418	297
Recurring basis | Level 1 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Short-term investments
Financial Assets
Total financial assets	64,407	41,480
Recurring basis | Level 1 | Collateral held/pledged under securities agreements
Financial Assets
Total financial assets	29,678	30,950
Recurring basis | Level 1 | Cash equivalents
Financial Assets
Total financial assets	10,501	1
Recurring basis | Level 1 | Other assets
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Assets held in separate accounts
Financial Assets
Total financial assets	1,660,079	1,437,165
Recurring basis | Level 2
Financial Assets
Total financial assets	2,724,541	3,076,298
Financial Liabilities
Liabilities related to separate accounts	54,760	72,239
Recurring basis | Level 2 | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	22,831	23,027
Recurring basis | Level 2 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	48,544	53,435
Recurring basis | Level 2 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	24,453	28,316
Recurring basis | Level 2 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	851	983
Recurring basis | Level 2 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	5,238	6,384
Recurring basis | Level 2 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	76,858	86,073
Recurring basis | Level 2 | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	2,388,974	2,712,465
Recurring basis | Level 2 | Equity securities | Common stocks
Financial Assets
Total financial assets	0	0
Recurring basis | Level 2 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	98,828	90,786
Recurring basis | Level 2 | Short-term investments
Financial Assets
Total financial assets	50	0
Recurring basis | Level 2 | Collateral held/pledged under securities agreements
Financial Assets
Total financial assets	3,154	2,590
Recurring basis | Level 2 | Cash equivalents
Financial Assets
Total financial assets	0	0
Recurring basis | Level 2 | Other assets
Financial Assets
Total financial assets	0	0
Recurring basis | Level 2 | Assets held in separate accounts
Financial Assets
Total financial assets	54,760	72,239
Recurring basis | Level 3
Financial Assets
Total financial assets	27,771	39,844
Financial Liabilities
Liabilities related to separate accounts	0	0
Recurring basis | Level 3 | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	0	569
Recurring basis | Level 3 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	299	638
Recurring basis | Level 3 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	884	1,141
Recurring basis | Level 3 | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	23,552	32,376
Recurring basis | Level 3 | Equity securities | Common stocks
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	1,020	10
Recurring basis | Level 3 | Short-term investments
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Collateral held/pledged under securities agreements
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Cash equivalents
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Other assets
Financial Assets
Total financial assets	2,016	5,110
Recurring basis | Level 3 | Assets held in separate accounts
Financial Assets
Total financial assets	$ 0	$ 0